Intangible assets and goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) Right	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Intangible assets and goodwill
Internally-developed software cost capitalized	€ 46,746,000	€ 50,008,000	€ 28,301,000
Increase (decrease) through transfers, intangible assets and goodwill	134,500,000
Intangible assets and goodwill	2,033,653,000	1,607,057,000	1,697,331,000
Additions related to barter transactions	€ 46,687,000	€ 43,994,000
Terminal value growth rate	2.00%	2.00%
CGU United States | Goodwill
Intangible assets and goodwill
Impairment loss	€ 0	€ 0
Cost
Intangible assets and goodwill
Intangible assets and goodwill	2,833,636,000	2,126,194,000	2,134,770,000
Licences
Intangible assets and goodwill
Settlement of liabilities in relation to acquisition of intangible assets	134,500,000	161,400,000	143,100,000
Intangible assets and goodwill	€ 1,466,702,000	1,090,818,000	1,234,544,000
Percentage of net book value of sport rights licenses	70.00%
Useful life measured as period of time, intangible assets other than goodwill	3 years 8 months 12 days
Additions from granted equity instruments	€ 34,200,000	0
Licences | Maximum
Intangible assets and goodwill
Additions to licenses recognized as liabilities	259,100,000	73,000,000
Licences | Contract Liabilities Relating To Barter Deals [Member]
Intangible assets and goodwill
Additions to licenses recognized as liabilities	6,900,000	1,500,000
Licences | Cost
Intangible assets and goodwill
Intangible assets and goodwill	2,058,135,000	1,438,672,000	1,534,859,000
Internally Developed Software
Intangible assets and goodwill
Impairment of intangibles assets	900,000
Intangible assets and goodwill	115,275,000	94,930,000	56,608,000
Internally Developed Software | Cost
Intangible assets and goodwill
Intangible assets and goodwill	182,254,000	136,908,000	86,525,000
Brand Names
Intangible assets and goodwill
Intangible assets and goodwill	6,122,000	7,508,000	3,893,000
Brand Names | Cost
Intangible assets and goodwill
Carrying amount of brand names with indefinite useful lives	900,000	900,000
Intangible assets and goodwill	€ 17,623,000	€ 18,001,000	€ 13,028,000
Sport Rights Included Within Licenses
Intangible assets and goodwill
Number of individual sport rights | Right	6
Useful life measured as period of time, intangible assets other than goodwill	5 years 7 months 6 days
Sport Rights Included Within Licenses | Largest sport rights
Intangible assets and goodwill
Percentage of overall balance of sport rights licenses	5.00%
Sport Rights Included Within Licenses | Cumulative sport right within license
Intangible assets and goodwill
Intangible assets and goodwill	€ 1,020,000,000